Impairment of Goodwill and Other Non-Current Assets - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 RUB (₽) Segment	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2015 RUB (₽)
Disclosure of impairment loss and reversal of impairment loss [line items]
Forecasted period for non-mining subsidiaries to reach stabilized cash flows	Five years
Carrying value of property, plant and equipment	₽ 189,879,000,000	₽ 197,875,000,000	₽ 204,353,000,000	₽ 215,844,000,000
Impairment of non-current assets	₽ 7,222,000,000	₽ 6,081,000,000	₽ 5,202,000,000
Percentage decrease in future planned revenue	5.00%	5.00%
Steel segment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of cash generating units | Segment	3
Mining segment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of cash generating units | Segment	6
Power segment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of cash generating units | Segment	2
Korshunov mining plant KMP [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Additional impairment of property, plant and equipment	₽ 1,151,000,000
Impairment of PP&E		₽ 1,631,000,000
Korshunov mining plant KMP [member] | Mineral licenses [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of mineral licenses		640,000,000
Bratsk Ferroalloy Plant (BFP) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Additional impairment of property, plant and equipment	1,216,000,000	1,258,000,000
Impairment of PP&E		151,000,000
Izhstal [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Carrying value of property, plant and equipment		2,871,000,000
Impairment of non-current assets		2,130,000,000
Izhstal [member] | Steel segment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of PP&E	781,000,000
Carrying value of property, plant and equipment	1,799,000,000
Southern Kuzbass Power Plant (SKPP) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill written down	0
Carrying value of property, plant and equipment	1,889,000,000
Impairment of non-current assets	337,000,000
Impairment of goodwill		2,279,000,000
Impairment of property, plant and equipment	1,889,000,000
Southern Kuzbass Coal Company (SKCC) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of property, plant and equipment and mineral license	₽ 10,016,000,000
Percentage decrease in sales prices	2.80%
Excess of recoverable amount over carrying amount	₽ 12,895,000,000
Yakutugol [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of goodwill	₽ 4,715,000,000
Percentage decrease in sales prices	2.40%
Excess of recoverable amount over carrying amount	₽ 4,415,000,000
Cash generating units [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss on goodwill	2,382,000,000	0
Cash generating units [member] | Southern Kuzbass Power Plant (SKPP) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss on goodwill	₽ 2,382,000,000
Izhstal [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of property, plant and equipment		₽ 2,651,000,000
Elga coal complex [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Percentage of increase in discount rate	1.85%
Percentage decrease in sales prices	4.90%
Excess of recoverable amount over carrying amount	₽ 62,103,000,000
Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Terminal growth rate	2.00%
Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Terminal growth rate	4.00%